Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of Clinical Trial Services (Detail) (Clinical Trial Services, USD $) In Thousands, unless otherwise specified	Feb. 15, 2013
Clinical Trial Services
Business Acquisition [Line Items]
Property, plant and equipment	$ 369
Goodwill	45,802	[1]
Cash and cash equivalents	1,039
Accounts receivable	9,196
Unbilled revenue	2,128
Prepayments and other current assets	449
Other liabilities	(2,838)
Income taxes payable	(498)
Liability arising from contingent consideration arrangement	(3,750)
Net assets acquired	51,897
Cash consideration	51,897
Contingent consideration	3,750
Amount of total consideration	55,647
Liabilities included in preliminary purchase price allocation recontingent consideration	(3,750)
Net assets acquired	$ 51,897

[1]	Goodwill represents the acquisition of an established workforce with experience in the clinical research industry, thereby allowing the Company to enhance its capabilities in global resourcing and FSP and also medical and safety services.